Common Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock Warrants [Abstract]
Common Stock Warrants

Note 7 - Common Stock Warrants

In June 2024, as part of a registered offering, the Company issued pre-funded warrants to purchase up to an aggregate of 31,666 shares of common stock (the “pre-funded warrants”), together with Series A Warrants to purchase up to an aggregate of 178,255 shares of common stock and Series B Warrants (together with the Series A Warrants, the “Series Warrants”) to purchase up to an aggregate of 178,255 shares of common stock.

Additionally, the Series B Warrants contain an alternative cashless exercise option whereby the holder of a Series B Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of common stock that would be issuable upon a cashless exercise of the Series B Warrant using $1.75 (after adjustment) as the exercise price for that purpose and (y) 3.0.

In connection with the Offering, the Company also issued placement agent warrants (“Placement Agent Warrants” and, together with the pre-funded warrants and the Series Warrants, the “Warrants”) to purchase up to 1,758 shares of common stock. The purchase price of each share of common stock and accompanying Series Warrants was $227.50 and the purchase price of each pre-funded warrant and accompanying Series Warrants was $227.325.

In October 2025, the Company entered into a securities purchase agreement with certain accredited investors pursuant to which the Company agreed to sell and issue to such purchasers in a private placement offering (the “2025 Private Placement”) an aggregate of 744,340 shares of common stock of the Company and/or prefunded warrants in lieu thereof and warrants to purchase shares of common stock. As part of the 2025 Private Placement, the Company issued prefunded warrants to purchase up to 364,801 shares of common stock and common stock warrants to purchase up to 1,488,680 shares of common stock at an exercise price of $6.32.

Additionally, in connection with the 2025 Private Placement, the Company issued placement agent warrants to purchase up to 44,660 shares of common stock at an exercise price of $9.47 per share. Additionally, as part of its DAT strategy, the Company issued to its investment advisor warrants to purchase an aggregate of 400,000 shares of common stock (the “Advisory Warrants”). Advisory Warrants in respect of 100,000 shares are exercisable immediately for an exercise price equal to $6.95. Advisory Warrants in respect of 300,000 shares become exercisable in the event that AUM exceeds certain thresholds within six or nine months following the closing, at exercise prices ranging from $6.95 to $7.50.

In May 2026, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company agreed to sell and issue to such purchaser in a private placement offering (the “2026 Private Placement”) an aggregate of 578,387 shares of common stock of the Company and/or prefunded warrants in lieu thereof and warrants to purchase shares of common stock. As part of the 2026 Private Placement, the Company issued prefunded warrants to purchase up to 511,541 shares of common stock and common stock warrants to purchase up to 1,156,774 shares of common stock at an exercise price per share of $6.57. Additionally, in connection with the 2026 Private Placement, the Company issued to Lucid and its affiliates, in respect of Lucid’s services as placement agent, prefunded warrants to purchase up to 100,000 shares of common stock.

Warrant Exercises

During the six months ended June 30, 2026, no warrants were exercised.

The following table summarizes all warrant activity of the Company for the six months ended June 30, 2026:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)
Balance outstanding at December 31, 2025	2,478,848	$85.38	4.58
Granted	1,768,315	4.30	5.26
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Balance outstanding at June 30, 2026	4,247,163	8.93	4.08
Exercisable at June 30, 2026	2,366,017	11.94	3.51

Common Stock Warrants

As described above in “Registered Offering” (Note 7), the Company issued 178,255 Series A Warrants and 178,255 Series B Warrants. The Company accounted for these 356,510 warrants, in the aggregate, in accordance with the guidance in ASC 815 “Derivative and Hedging” whereby under that provision the warrants do not meet the criteria for equity treatment and must be recorded as a liability. The warrants include a reverse stock split adjustment provision pursuant to which, if the lowest daily volume-weighted average price of the Company’s common stock during the specified measurement period surrounding a reverse stock split is less than the then-current exercise price, the exercise price is reduced and the number of shares underlying the warrants is increased. Because this adjustment could result in a variable number of shares based on future stock price movements and is not an input to the fair value of a fixed-for-fixed option on the Company’s own equity, the warrants are not considered indexed to the Company’s own stock under ASC 815-40-15-7 and therefore do not qualify for equity classification.

Accordingly, the Company classified the warrant instruments as a liability at fair value and adjusts the instruments to fair value each period. This liability will be re-measured at each balance sheet date until the warrants are exercised or expire, and any change in fair value will be recognized in the Company’s statement of operations. As of June 30, 2026 and December 31, 2025, the warrants outstanding were 178,522. During the three months ended June 30, 2026 and 2025, the Company recognized a (loss) gain of $(66,702) and $62,112, respectively, for the change in fair value of warrant liability in the statement of operations. During the six months ended June 30, 2026 and 2025, the Company recognized a (loss) gain of $(75,559) and $470,674, respectively, for the change in fair value of warrant liability in the statement of operations. As of June 30, 2026 and December 31, 2025, the warrant liability balance was $555,306 and $479,747, respectively.

Measurement

The Company’s warrant liability is measured at fair value on a recurring basis and is classified as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement. The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels, with Level 1 representing quoted prices in active markets for identical assets and liabilities, Level 2 representing observable inputs other than quoted market prices, and Level 3 representing significant unobservable inputs.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the warrant liability at each reporting date. The valuation incorporates both observable market data and significant unobservable inputs. Significant assumptions utilized in the valuation include the expected volatility of the Company’s common stock, expected term, risk-free interest rate, expected dividend yield and the market value of the Company’s common stock. Expected volatility is estimated using the historical volatility of the Company’s common stock and, when appropriate, comparable public companies. The risk-free interest rate is based on U.S. Treasury securities with maturities commensurate with the expected term of the warrants. The Company assumes no expected dividends as it has not historically paid dividends and does not currently expect to pay dividends in the foreseeable future.

The Company established the initial fair value for the warrant liability on August 20, 2024, the date the warrants were initially exercisable. Upon exercise, the instrument is marked to its fair value upon exercise, and the shares delivered are recorded at fair value in the Company’s statement of stockholders’ equity. The warrant liability was valued based on the following inputs for the Series A and Series B Warrants, respectively:

Input	June 30, 2026	December 31, 2025
Exercise price	$75.95	$75.95
Stock price	$5.33	$4.53
Volatility	162.5% and 114.5%	155.6% and 151.3%
Discount rate	4.15% and 3.98%	3.61% and 3.48%
Expected dividend	—	—
Expected life (years)	3.14 and 0.64	3.64 and 1.13

Because the valuation of the warrant liability requires significant management judgment and the use of unobservable inputs, the warrant liability is classified within Level 3 of the fair value hierarchy. Changes in the fair value of the warrant liability are recognized in the statements of operations in the period in which the changes occur.

The following tables present a reconciliation of changes in the Company’s Level 3 warrant liability for the three and six months ended June 30, 2026:

Ending balance, December 31, 2025	$479,747
Exercises	—
Change in fair value of warrant liability	8,857
Ending balance, March 31, 2026	488,603
Exercises	—
Change in fair value of warrant liability	66,702
Ending balance, June 30, 2026	$555,306

The following tables present a reconciliation of changes in the Company’s Level 3 warrant liability for the three and six months ended June 30, 2025:

Ending balance, December 31, 2024	$799,284
Exercises	—
Change in fair value of warrant liability	(408,562)
Ending balance, March 31, 2025	390,722
Exercises	—
Change in fair value of warrant liability	(62,112)
Ending balance, June 30, 2025	$328,610

May 2026 Private Placement Financing

On May 27, 2026, the Company entered into a Securities Purchase Agreement with a certain investor pursuant to which the Company sold shares of common stock and pre-funded warrants to purchase shares of common stock, together with accompanying common warrants, in a private placement transaction. Gross proceeds from the offering were approximately $3.8 million.

Each pre-funded warrant entitles the holder to purchase one share of the Company’s common stock at a nominal exercise price and is exercisable immediately following issuance until exercised in full. The accompanying common warrants are exercisable following the Exercisability Restriction Removal Date, as defined in the warrant agreement, and remain exercisable for a period of five years thereafter. The common warrants contain customary anti-dilution provisions and beneficial ownership limitations.

In connection with the offering, the Company also issued placement agent pre-funded warrants to the placement agent as compensation for services rendered in connection with the transaction. The placement agent pre-funded warrants were evaluated under ASC 718 and were determined to be equity-classified. The fair value of the placement agent warrants was recognized as an offering cost and recorded as a reduction of additional paid-in capital. Consistent with the Company’s accounting policy, the placement agent pre-funded warrants were not included in the allocation of proceeds between investor-issued instruments.

The Company evaluated the common stock, pre-funded warrants, investor common warrants and placement agent pre-funded warrants under ASC 480, ASC 718 and ASC 815-40 and concluded that each instrument qualified for equity classification. Accordingly, the proceeds received from investors were allocated between the common stock/pre-funded warrants and the investor common warrants using the relative fair value method. The fair value of the common stock and pre-funded warrants was based on the market price of the Company’s common stock on the issuance date, while the fair value of the investor common warrants was determined using the Black-Scholes option pricing model.

The Company’s valuation of the investor common warrants utilized assumptions including expected volatility, risk-free interest rates, expected term and dividend yield. Changes in these assumptions could result in materially different fair value estimates.

Note 9 - Common Stock Warrants

As described above in “Recent Offerings” (Note 7), in 2025, the Company issued 364,801 pre-funded warrants to purchase an equivalent number of shares of common stock together with Warrants to purchase 1,488,680 shares of common stock at an exercise price of $6.32 per share. In 2024, the Company issued 31,674 pre-funded warrants to purchase up to an aggregate of 31,666 shares of common stock, together with Series A Warrants to purchase up to an aggregate of 178,255 shares of common stock and Series B Warrants to purchase up to an aggregate of 178,255 shares of common stock.

Additionally, the Series B Warrants contain an alternative cashless exercise option whereby the holder of a Series B Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of common stock that would be issuable upon a cashless exercise of the Series B Warrant using $1.75 (after adjustment) as the exercise price for that purpose and (y) 3.0.

In connection with the 2025 Private Placement, the Company also issued placement agent warrants (“Placement Agent Warrants” to purchase up to 44,660 shares of common stock at an exercise price of $9.47 per share. Additionally, and as part of the DAT strategy, the Company issued to its investment advisor warrants to purchase an aggregate of 400,000 shares of Common Stock (the “Advisory Warrants”). Advisory Warrants in respect of 100,000 shares are exercisable immediately for an exercise price equal to $6.95. Advisory Warrants in respect of 300,000 shares become exercisable in the event that AUM exceeds certain thresholds within six or nine months following the closing, at exercise prices ranging from $6.95 to $7.50.

In connection with the 2024 Offering, the Company also issued placement agent warrants (“Placement Agent Warrants” and, together with the pre-funded warrants and the Series Warrants, the “Warrants”) to purchase up to 1,758 shares of common stock. The purchase price of each share of common stock and accompanying Series Warrants was $227.50 and the purchase price of each pre-funded warrant and accompanying Series Warrants was $227.325.

Warrant Exercises

On May 2, 2023, the Company conducted a registered offering in which the Company issued 1,232 warrants to purchase shares of common stock for an exercise price per share equal to $2,450. The warrants expire May 2, 2028. In December 2023, the Board approved a temporary reduction of the exercise price per share from $2,450 to $1,225. The Company also issued to the underwriter and its designees warrants exercisable for an aggregate of 172 shares of common stock for an exercise price per share equal to $2,625. The warrants expire November 2, 2026. During the year ended December 31, 2024, the Company issued a total of 67 shares of its common stock upon warrant exercises for aggregate net proceeds of $83,233.

Between June 4, 2024 and June 7, 2024, 31,674 pre-funded warrants were exercised. The company issued a total of 31,666 shares of its common stock upon the cash exercises of 25,339 pre-funded warrants and cashless exercises of 6,327 pre-funded warrants for aggregate net proceeds of $6,609,831 (includes net proceeds from sale and exercise of pre-funded warrants). The remaining 8 pre-funded warrants were used to satisfy the exercise price under the warrants’ cashless exercise provision.

Between August 19, 2024 and December 31, 2024, the Company issued a total of 495,476 shares of its common stock upon the alternate cashless exercise of 177,987 Series B Warrants.

During the year ended December 31, 2025, no warrants were exercised.

The following table summarizes all stock warrant activity of the Company for the year ended December 31, 2025 :

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)
Balance outstanding at December 31, 2024	180,707	$85.38	4.58
Issued	2,298,141	5.49	3.66
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Balance outstanding at December 31, 2025	2,478,848	$11.31	3.66
Exercisable at December 31, 2025	2,178,848	$11.91	3.77

Common Stock Warrants

As described above in “Recent Offerings” (Note 7), the Company issued 1,488,680 warrants in 2025 and 178,255 Series A Warrants and 178,255 Series B Warrants in 2024. Additionally, in 2025, the Company issued 44,660 Placement Agent Warrants and 400,000 Advisor Warrants. The Company evaluates the warrants described above in accordance with ASC 815, “Derivatives and Hedging,” including the guidance in ASC 815-40. Warrants that do not meet the criteria for equity classification are recorded as liabilities at fair value. Accordingly, the Company classifies the warrants issued in 2025 as equity and the warrants issued in the 2024 offering as liabilities.

Warrants classified as liabilities are remeasured at fair value at each balance sheet date until exercised or expired, with changes in fair value recognized in the statement of operations. During the years ended December 31, 2025 and 2024, the Company recognized a gain of $116,137 and $3,447,737, respectively, related to the change in fair value of warrant liabilities.

Measurement

The Company established the initial fair value for the Series Warrant liability on August 20, 2024, the date the Series Warrants were initially exercisable. Upon exercise, the instrument is marked to its fair value upon exercise, and the shares delivered are recorded at fair value in the Company’s statement of stockholders’ equity. The warrant liability was valued based on the following inputs for the warrants:

Input	December 31, 2025 (Initial Measurement)	December 31, 2024
Exercise price	$6.32 - $75.95	$28.70 and $1.75
Stock price	$4.53 and $7.41	$7.26
Volatility	140.44% - 163.82%	131% and 167%
Discount rate	3.47% - 3.63%	4.36%
Dividends	—	—
Expected life (years)	1.13 - 5.01	4.64